RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock issuance for compensation, Amount	$ 270,000
Non-cash contributed services	12,650	40,525
Payments amounted	99,726	1,527
Advances from related party	1,600	103,412
Accrued interest - related party		46,135
Officers And Directors [Member]
Stock issuance for compensation, Shares	67,500	67,500
Stock issuance for compensation, Amount	$ 270,000	$ 270,000